Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2016	$ 232,189
2017	132,540
2018	93,092
2019	35,463
2020	21,305
Thereafter	508
Time Deposits, Total	$ 515,097